UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7043

Name of Registrant:	Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1:	Schedule of Investments

Vanguard Admiral Treasury Money Market Fund
Schedule of Investments
May 31, 2008

	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (100.0%)

U.S. Treasury Bill	1.800	6/5/2008	1,452,630	1,452,341
U.S. Treasury Bill	1.425%-3.272%	6/12/2008	629,552	629,161
U.S. Treasury Bill	3.011%-3.304%	6/19/2008	820,000	818,686
U.S. Treasury Bill	1.946%-3.553%	6/26/2008	1,138,217	1,135,996
U.S. Treasury Bill	1.445%-3.012%	7/3/2008	1,628,089	1,625,824
U.S. Treasury Bill	1.455%-1.619%	7/10/2008	1,237,210	1,235,265
U.S. Treasury Bill	2.430%	7/24/2008	1,875,000	1,868,375
U.S. Treasury Bill	1.425%	7/31/2008	272,575	271,930
U.S. Treasury Bill	1.266%-2.184%	8/7/2008	844,970	841,917
U.S. Treasury Bill	1.297%-2.102%	8/14/2008	1,440,000	1,434,899
U.S. Treasury Bill	1.469%-2.128%	8/21/2008	2,702,460	2,690,648
U.S. Treasury Bill	2.092%	8/28/2008	565,000	562,141
U.S. Treasury Bill	1.791%	9/4/2008	185,000	184,133
U.S. Treasury Bill	1.461%	9/11/2008	450,000	448,151
U.S. Treasury Bill	1.877%	9/18/2008	997,000	991,370
U.S. Treasury Bill	1.613%	10/9/2008	1,060,000	1,053,875
U.S. Treasury Bill	1.613%-1.628%	10/16/2008	900,000	894,489
U.S. Treasury Bill	1.694%	10/23/2008	56,000	55,624
U.S. Treasury Bill	1.715%	10/30/2008	1,520,000	1,509,162
U.S. Treasury Bill	1.755%	11/6/2008	633,000	628,166
U.S. Treasury Bill	1.939%	11/28/2008	1,422,000	1,408,349
U.S. Treasury Note	3.250%	8/15/2008	230,000	230,912

Total U.S. Government Securities
(Cost $21,971,414)				21,971,414

Other Assets and Liabilities-Net (0.0%)				8,200

Net Assets (100%)				21,979,614

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 16, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.